Sale Of Lubricants Business (Tables)	12 Months Ended
Dec. 31, 2017
Lubricants business
SALE OF LUBRICANTS BUSINESS
Schedule of assets and liabilities of the business held for sale

The table below details the assets and liabilities of the lubricants business that were held for sale as at December 31, 2016:

($ millions)

Assets

Accounts receivable	209

Prepaids	3

Inventories	258

Property, plant and equipment, net	428

Total assets	898

Liabilities

Accounts payable and accrued liabilities	72

Income taxes payable	3

Pension liability	20

Deferred income taxes	71

Total liabilities	166